Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (25,089)	¥ (168,379)	¥ (100,105)	¥ (123,404)
Amortization of intangible assets	(29,037)	(194,874)	(384,555)	(440,772)
Other expense, net	1,305	8,761	18,961	(17,429)
Loss from operations	(85,557)	(574,180)	(847,419)	(1,071,341)
Interest income	5,021	33,700	33,464	24,514
Investment gain		9,393	158,627
Gain form investment disposal	4,654	31,236
Gains on deconsolidation of a subsidiary			13,592
Loss before income tax and share of results of equity investee	(75,882)	(509,244)	(641,736)	(1,046,827)
Income tax benefits	2,565	17,217	88,665	107,687
Share of results of equity investee	857	5,752	(4,982)
Net loss	(72,460)	(486,275)	(558,053)	(939,140)
Accretion on convertible redeemable preferred shares to redemption value	(75,978)	(509,904)	(688,240)	(601,902)
Deemed dividends to preferred shareholders	(13,273)	(89,076)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(161,711)	(1,085,255)	(1,246,409)	(1,541,039)
Net Loss	(72,460)	(486,275)	(558,053)	(939,140)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	8,261	55,440	(81,141)	96,010
Share of other comprehensive (loss)/gain of equity method investee	140	938	(2,124)
Unrealized securities holding gains, net of tax	3,735	25,067	10,866	1,000
Total comprehensive loss	(60,324)	(404,830)	(630,568)	(842,127)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(809)	(5,431)	(3,579)	(2,435)
Amortization of intangible assets	(12,283)	(82,436)
Other expense, net	(164)	(1,098)	(6,183)	88
Loss from operations	(13,256)	(88,965)	(9,762)	(2,347)
Interest income	1,122	7,532	8,146	8,136
Loss from subsidiaries, VIEs and VIEs' subsidiaries	(65,837)	(441,830)	(723,790)	(944,926)
Investment gain			158,627
Gain form investment disposal	4,654	31,236
Gains on deconsolidation of a subsidiary			13,592
Loss before income tax and share of results of equity investee	(73,317)	(492,027)	(553,187)	(939,137)
Income tax benefits	0	0	0	0
Share of results of equity investee	857	5,752	(4,982)
Net loss	(72,460)	(486,275)	(558,169)	(939,137)
Accretion on convertible redeemable preferred shares to redemption value	(75,978)	(509,904)	(688,240)	(601,902)
Deemed dividends to preferred shareholders	(13,273)	(89,076)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(161,711)	(1,085,255)	(1,246,409)	(1,541,039)
Net Loss	(72,460)	(486,275)	(558,169)	(939,137)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	8,261	55,440	(81,141)	96,010
Share of other comprehensive (loss)/gain of equity method investee	140	938	(2,124)
Share of other comprehensive income of subsidiaries, VIEs and VIEs' subsidiaries, net of tax	(237)	(1,588)	7,928	1,000
Unrealized securities holding gains, net of tax	3,972	26,655	2,938
Total other comprehensive income/(loss)	12,136	81,445	(72,399)	97,010
Total comprehensive loss	$ (60,324)	¥ (404,830)	¥ (630,568)	¥ (842,127)